Acquisition (Tables)	9 Months Ended
Sep. 30, 2012
Estimated Fair Values of Assets Acquired

The purchase is being treated as a business combination for accounting purposes; the following table summarizes the estimated fair values of the assets acquired at the acquisition date (in thousands):

February 1, 2012
Computer equipment	$280
Identifiable intangible assets	3,400

Total identifiable assets acquired	$3,680

Estimated Fair Values of Intangible Assets Acquired From HOPS	The following table summarizes the fair values of the intangible assets acquired from HOPS (in thousands):

February 1, 2012
Perpetual license	$3,250
Customer relationships	150

Total	$3,400

Pro Forma Consolidated Statements of Income

The following represents our pro forma Consolidated Statements of Income as if HOPS had been included in our consolidated results for the three and nine months ending September 30, 2011 (in thousands, except per share data):

(unaudited)	For the Three Months Ended September 30, 2011	For the Nine Months Ended September 30, 2011
Total revenue	$42,323	$121,275
Net income available to common shareholders	$3,174	$8,964
Earnings per share attributable to common shareholders
Basic	$0.07	$0.21
Diluted	$0.07	$0.20